Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Loss
2025	$1,005,113	$518,546	$448,247	$239,267	$76.42	$7,364,628
2024	$1,039,797	$1,077,080	$448,670	$434,734	$39.77	$5,809,159
2023	$1,044,244	$1,112,177	$424,939	$472,382	$29.93	$6,795,461

Named Executive Officers, Footnote [Text Block]
(1)	For each of the years presented, the principal executive officer (“PEO”) is Mark Emalfarb.

PEO Total Compensation Amount	[1]	$ 1,005,113	$ 1,039,797	$ 1,044,244
PEO Actually Paid Compensation Amount	[2]	$ 518,546	1,077,080	1,112,177
Adjustment To PEO Compensation, Footnote [Text Block]

	2025
	PEO	Average for Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$(192,220)	$(86,194)
Increase for fair value of awards granted during covered year that remain outstanding and unvested as of covered year end	82,567	41,018
Increase for fair value of awards granted during covered year that vested during covered year	-	-
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(176,132)	(70,956)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(200,782)	(61,903)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	(30,945)
Increase based upon incremental fair value of awards modified during year	-	-
Total Adjustments	(486,567)	(208,980)
Summary Compensation Table Total Compensation	1,005,113	448,247
Compensation Actually Paid	$518,546	$239,267

Non-PEO NEO Average Total Compensation Amount	[3]	$ 448,247	448,670	424,939
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 239,267	434,734	472,382
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Total Shareholder Return

The following chart below addresses the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and the Company’s cumulative total shareholder return (“TSR”).

Compensation Actually Paid vs. Net Income

Relationship Between “Compensation Actually Paid” and Net Loss

As an early-stage growth company that has only generated net losses, we do not view our net income (loss) as a meaningful measure of our performance that is relevant to our executive compensation program. Dyadic’s net loss was approximately $6.8 million in 2023, $5.8 million in 2024 and $7.4 million in 2025. Mr. Emalfarb’s “compensation actually paid” was $1,112,177, $1,077,080, and $518,546 in the corresponding years and the average “compensation actually paid” to Dyadic’s non-PEO NEOs was $472,382, $434,734 and $239,267.

Total Shareholder Return Amount	[4]	$ 76.42	39.77	29.93
Net Income (Loss) Attributable to Parent		$ 7,364,628	$ 5,809,159	$ 6,795,461
PEO Name		Mark Emalfarb	Mark Emalfarb	Mark Emalfarb
Additional 402(v) Disclosure [Text Block]		Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K.
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,005,113
PEO Actually Paid Compensation Amount			518,546
Total Adjustments			(486,567)
PEO [Member] | Deduction For Amounts Reported Under The Option Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(192,220)
PEO [Member] | Increase For Fair Value Of Awards Granted During Covered Year That Remain Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			82,567
PEO [Member] | Increase For Fair Value Of Awards Granted During Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Covered Year End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(176,132)
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(200,782)
PEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			448,247
PEO Actually Paid Compensation Amount			239,267
Total Adjustments			(208,980)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Option Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(86,194)
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Covered Year That Remain Outstanding And Unvested As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			41,018
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Covered Year End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(70,956)
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(61,903)
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(30,945)
Non-PEO NEO [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	For each of the years presented, the principal executive officer (“PEO”) is Mark Emalfarb.
[2]	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:
[3]	For each of the years presented, our non-PEO named executive officers (“NEOs”) were Ping Rawson and Joseph Hazelton.
[4]	Assumes $100 invested in our shares of common stock on December 31, 2022.